Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Prepayments and Other Current Assets
The nature of prepayments and other current assets, net of credit loss allowance, are as follows:

	Note	2018	2019
Prepaid rental	(i)	526	—
Prepaid services charges for transmission lines and electricity cables and other services		1,119	1,028
Prepaid power and water charges		562	648
Deposits and prepayments		1,847	2,068
Advances to employees		22	13
VAT recoverable	(ii)	4,568	5,286
Prepaid enterprise income tax		312	329
Others		2,150	3,084

		11,106	12,456

(i)
On the date of transition to IFRS 16, prepaid rentals of RMB526 million previously included in “Prepayments and other current assets” were adjusted to
“Right-of-use
assets” recognized at January 1, 2019. See Note 2.2(d).

(ii)	VAT recoverable includes the input VAT and prepaid VAT that can be deducted within one year.